Other Commitments (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended
	Oct. 31, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 30, 2019
Other Commitments (Details) [Line Items]
Escrow Deposit			$ 0		$ 0		$ 2,604,318
Operating leases, rent expense			104,366	$ 104,366	310,829	$ 309,695
base management fees	$ 10,000
Minimum [Member]
Other Commitments (Details) [Line Items]
incentive bonuses that are payable			300,000
Maximum[Member]
Other Commitments (Details) [Line Items]
incentive bonuses that are payable			1,000,000
SMG management agreement [member]
Other Commitments (Details) [Line Items]
Management fee expense		$ 200,000	$ 50,000	$ 16,667	$ 150,000	$ 16,667